Revenue - Summary of Contract Balances (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Contract Balance [Abstract]
Trade notes and accounts receivable, net	$ 30,076	$ 983	$ 31,941
Contract assets
Products and service bundling	7,123
Other	109
Less : Loss allowance	(19)
Contract assets	7,213
Contract assets	4,869	159	0
Contract assets	2,344	77	0
Contract liabilities
Telecommunications business	8,193
Project business	4,508
Products and service bundling	106
Other	476
Contract liabilities	13,283
Current Contract Liabilities	10,688	349	0
Noncurrent Contract Liabilities	2,595	$ 85	$ 0
Contract liabilities	$ 13,283